Cover Document	May 01, 2020
Cover [Abstract]
Document Period End Date	May 01, 2020
Entity Central Index Key	0000036047
Amendment Flag	false
City Area Code	949
Local Phone Number	214-1000
Document Type	8-K
Entity Registrant Name	CORELOGIC, INC.
Entity Emerging Growth Company	false
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
Entity Address, Address Line One	40 Pacifica
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Incorporation, State or Country Code	DE
Entity File Number	001-13585
Entity Tax Identification Number	95-1068610
Entity Address, Postal Zip Code	92618-7471